Submission	Apr. 23, 2026
Submission [Line Items]
Central Index Key	0000313616
Registrant Name	DANAHER CORP /DE/
Registration File Number	333-278426
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES